Capital lease obligations (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) Payments	Dec. 31, 2012 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Capital lease obligations, net of current maturities	$ 15,015,508		$ 18,111,007
Current maturities of capital lease obligations	3,923,394		3,065,612
Total capital lease obligations	18,938,902		21,176,619
Minsheng Hongtai Tianjin Aircraft Leasing Co., Ltd. [Member]
Debt Instrument [Line Items]
Capital lease obligations, net of current maturities	13,518,898		18,111,007
Current maturities of capital lease obligations	2,869,663		3,065,612
Shenzhen Zhongan Financial Lease Co., Ltd. [Member]
Debt Instrument [Line Items]
Capital lease obligations, net of current maturities	1,496,610		0
Current maturities of capital lease obligations	$ 1,053,731		$ 0
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Payment for deposit on aircraft		$ 6,700,000
Capital Lease Obligations [Member] | Minsheng Hongtai Tianjin Aircraft Leasing Co., Ltd. [Member]
Debt Instrument [Line Items]
Debt term	8 years
Maturity date	Sep. 15, 2021
Number of payments | Payments	32
Quarterly payment amount	$ 1,426,435
Effective interest rate	10.47%
Capital Lease Obligations [Member] | Shenzhen Zhongan Financial Lease Co., Ltd. [Member]
Debt Instrument [Line Items]
Debt term	3 years
Maturity date	Jul. 31, 2019
Number of payments | Payments	12
Quarterly payment amount	$ 260,143
Effective interest rate	5.58%